Liquidity	12 Months Ended
Dec. 31, 2022
Liquidity [Abstract]
LIQUIDITY

NOTE 3 — LIQUIDITY

As reflected in the consolidated financial statements, the Company had a net loss of $1.3 million for the year ended December 31, 2022 as compared to net income of $0.5 million for the year ended December 31, 2021. The Company’s cash provided by operating activities was $0.6 million for the year ended December 31, 2022 as compared to cash provided by operating activities of $1.8 million for last year. Total cash and cash equivalents decreased by $981,342 and $201,734 for the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022, negative working capital was approximately $7.1 million, including deferred revenue of approximately $7.0 million, which was reported as current liability, but will not require cash payment in the future. Management expects to spend about $2.8 million when the Company produces and sells the products and realizes the deferred revenue. In early December 2022, China announced a nationwide loosening of its zero-COVID policy, and the country faced a wave in infections after the lifting of these restrictions. Although, the spread of the COVID-19 appeared to be under control currently, a resurgence of the COVID-19 outbreak may again give rise to economic downturns and other significant changes in regional and global economic conditions, and negatively affect the Company’s ability to execute the sales contract, fulfil customer orders, and collect customer payments timely. As a result, there is a possibility that the Company’s revenue and cash flows may underperform in the next 12 months.

In assessing its liquidity, management monitors and analyzes the Company’s cash on-hand, its ability to generate sufficient revenue sources and ability to obtain additional financial support in the future, and its operating and capital expenditure commitments. As of December 31, 2022, the Company only had cash of approximately $2.9 million. Due to the impact from a resurgence of the COVID-19 pandemic in August 2022 in Xinjiang (the “2022 Outbreak”), which resulted in the implementation of significant governmental measures, including lockdowns, closures, quarantines, and travel bans, the operations of the PRC Stores and the production of the PRC Stores’ central factory were affected starting from August 10, 2022 and all of the PRC Stores and the central factory were closed between October 5, 2022 and November 30, 2022, the Company only managed to generate limited online sales and group sales in PRC. As a result, the Company’s revenue was negatively impacted and decreased by 9.7% in fiscal year 2022 as compared to fiscal year 2021, and the Company also incurred a net loss of approximately $1.3 million in fiscal year 2022. However, all of the PRC stores resumed their normal business activities on December 10, 2022 and have fully recovered from the 2022 Outbreak as of the date of this report. The Company opened one store in PRC and one store in the U.S. in March 2023, and another store is expected to be open in the U.S. in May 2023, and the Company expects to open another four stores in PRC and six stores in the U.S. later in fiscal year 2023. In addition, the Company will further implement initiatives to control costs and improve its operating efficiency in fiscal year 2023. Therefore, revenue and net income are expected to increase significantly in fiscal year 2023 as compared to fiscal year 2022. On April 3, 2023, the Company closed its IPO of 3,390,000 Class A ordinary shares at a public offering price of $4.00 per Class A ordinary share for total gross proceeds of $13.6 million before deducting underwriting discounts and other related expenses. Net proceeds of the Company’s IPO were approximately $12.0 million. Furthermore, the Company’s controlling shareholder, Mr. Gang Li, has made pledges to provide continuous financial support to the Company for at least 12 months from the issuance of the consolidated financial statements.

Currently, the Company is working to improve its liquidity and capital sources primarily through cash flows from operation, debt financing, financial support from its principal shareholder, and the proceeds the Company received from the IPO. In order to fully implement its business plan and sustain continued growth, the Company may also seek equity financing from outside investors when necessary. Based on the current operating plan, management believes that the above-mentioned measures collectively will provide sufficient liquidity for the Company to meet its future liquidity and capital requirement for at least 12 months from the date the consolidated financial statements are issued.